LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2023	Nominal Interest Rate	Year of Maturity	December 31, 2023	December 31, 2022
Variable rate debt
Senior unsecured credit facilities(1)(2)(3)	2,881	6.65(4)	Various(1)	778	771
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	550	3.54	2025	550	450
Senior unsecured medium-term notes series 6	600	4.24	2027	600	500
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 8	650	2.99	2024	650	650
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 14	—	2.56	2023	—	600
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 19	300	5.72	2026	300	—
Total fixed rate loans and borrowings outstanding				9,100	9,200
Deferred financing costs				25	34
Total loans and borrowings				9,903	10,005
Less current portion loans and borrowings				(650)	(600)
Total non-current loans and borrowings				9,253	9,405
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	596	595
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2028, a $1.0 billion sustainability linked revolving facility that matures in June 2027, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $50 million operating facility that matures in June 2024, which is typically renewed on an annual basis.
(2)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2023 (2022: U.S. $250 million), with the full notional amount hedged using an interest rate swap at 1.47 percent.
(3)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(4) The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2023. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance or SOFR rates, plus applicable margins. The impact of interest rate hedges described in the footnote above are not reflected in this figure.